Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 1,891
2022	1,749
2023	1,599
2024	1,250
2025	632
Thereafter	0
Total	$ 7,121